891pfh
                         SUPPLEMENT DATED MARCH 15, 1996
                              TO THE PROSPECTUS FOR
                      FRANKLIN GOVERNMENT SECURITIES TRUST
                                DATED MAY 1, 1995

Under the section titled "Financial Highlights," the data for the fiscal year ended December 31, 1994 is revised to read as follows:
                                                                      Year Ended
                                                                        1994
                                                                      --------
 Per Share Operating Performance**
  Net asset value at beginning of year..............................  $13.30
                                                                      --------
  Net investment income.............................................     .8500
  Net realized and unrealized gains (loss)..........................   (1.3463)
                                                                      --------
       Total from investment operations.............................    (.4963)
                                                                      --------
 Less distributions:
  Dividends from undistributed net investment income................    (.7537)
  Distributions from net capital gains..............................      --
                                                                      --------
       Total distributions..........................................    (.7537)
                                                                      --------
 Net asset value at end of year.....................................  $12.05
                                                                      ========
 Total return*......................................................   (3.75)%
                                                                      --------
 Ratios/Supplemental Data
  Net assets at end of year (in 000's)..............................   $15,242
  Ratio of expenses to average net assets**.........................     .63%
  Ratio of net income to average net assets.........................    6.85%
  Portfolio turnover rate...........................................   13.97%

 *Total Return measures the change in value of an investment over the period indicated. It assumes reinvestment of dividends and capital gains at net asset value.

**During the period indicated, Franklin Advisers, Inc., the investment manager, agreed in advance to waive a portion of its management fees and reimburse other expenses incurred by the Fund. Had such action not been taken, the ratio of operating expenses to average net assets would have been .78%.